Property, plant and equipment - Net carrying amount (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment
Beginning balance	$ 2,677
Impact of adoption of IFRS 16 on January 1, 2019 (Note 2)	87	$ 169
Ending balance	2,945	2,677
Depreciation - Cost of sales	438	408	$ 354
Depreciation - Selling, general and administration expenses	15	11	8
Construction in progress	304	173
Interest capitalized	0	0
Cost
Property, plant and equipment
Beginning balance	4,380	5,436
Additions	627	736
Disposals	(247)	(223)
Disposal of Food & Specialty		(1,819)
Impairment	(6)	(5)
Exchange	176	(35)
Ending balance	4,930	4,380	5,436
Depreciation
Property, plant and equipment
Beginning balance	(1,703)	(2,048)
Disposals	246	204
Disposal of Food & Specialty		606
Charge for the year	(453)	(474)
Exchange	(75)	9
Ending balance	(1,985)	(1,703)	(2,048)
Land and buildings
Property, plant and equipment
Beginning balance	742
Ending balance	757	742
Land and buildings | Cost
Property, plant and equipment
Beginning balance	1,018	1,044
Additions	69	148
Disposals	(2)	(21)
Disposal of Food & Specialty		(337)
Exchange	55	(9)
Ending balance	1,140	1,018	1,044
Land and buildings | Depreciation
Property, plant and equipment
Beginning balance	(276)	(264)
Disposals	1	6
Disposal of Food & Specialty		55
Charge for the year	(89)	(75)
Exchange	(19)	2
Ending balance	(383)	(276)	(264)
Plant and machinery
Property, plant and equipment
Beginning balance	1,850
Ending balance	2,084	1,850
Plant and machinery | Cost
Property, plant and equipment
Beginning balance	3,236	4,298
Additions	507	528
Disposals	(234)	(194)
Disposal of Food & Specialty		(1,443)
Impairment	(6)	(5)
Exchange	116	(26)
Ending balance	3,619	3,236	4,298
Plant and machinery | Depreciation
Property, plant and equipment
Beginning balance	(1,386)	(1,750)
Disposals	234	190
Disposal of Food & Specialty		530
Charge for the year	(330)	(363)
Exchange	(53)	7
Ending balance	(1,535)	(1,386)	(1,750)
Office equipment, vehicles, and other
Property, plant and equipment
Beginning balance	85
Ending balance	104	85
Office equipment, vehicles, and other | Cost
Property, plant and equipment
Beginning balance	126	94
Additions	51	60
Disposals	(11)	(8)
Disposal of Food & Specialty		(39)
Exchange	5
Ending balance	171	126	94
Office equipment, vehicles, and other | Depreciation
Property, plant and equipment
Beginning balance	(41)	(34)
Disposals	11	8
Disposal of Food & Specialty		21
Charge for the year	(34)	(36)
Exchange	(3)
Ending balance	(67)	(41)	(34)
Land
Property, plant and equipment
Land	$ 196	185
Discontinued operations
Property, plant and equipment
Depreciation - Cost of sales		53	86
Depreciation - Selling, general and administration expenses		2	1
Cumulative Effect, Period of Adoption, Adjustment | Impact of adoption of IFRS 16 | Cost
Property, plant and equipment
Beginning balance		290
Ending balance			290
Cumulative Effect, Period of Adoption, Adjustment | Impact of adoption of IFRS 16 | Land and buildings | Cost
Property, plant and equipment
Beginning balance		193
Ending balance			193
Cumulative Effect, Period of Adoption, Adjustment | Impact of adoption of IFRS 16 | Plant and machinery | Cost
Property, plant and equipment
Beginning balance		78
Ending balance			78
Cumulative Effect, Period of Adoption, Adjustment | Impact of adoption of IFRS 16 | Office equipment, vehicles, and other | Cost
Property, plant and equipment
Beginning balance		19
Ending balance			19
Cumulative Effect, Period of Adoption, Adjusted Balance | Cost
Property, plant and equipment
Beginning balance		5,726
Ending balance			5,726
Cumulative Effect, Period of Adoption, Adjusted Balance | Land and buildings | Cost
Property, plant and equipment
Beginning balance		1,237
Ending balance			1,237
Cumulative Effect, Period of Adoption, Adjusted Balance | Plant and machinery | Cost
Property, plant and equipment
Beginning balance		4,376
Ending balance			4,376
Cumulative Effect, Period of Adoption, Adjusted Balance | Office equipment, vehicles, and other | Cost
Property, plant and equipment
Beginning balance		$ 113
Ending balance			$ 113